Financial Assets and Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial Assets and Liabilities at Fair Value through Profit or Loss
8.	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets

Mandatorily measured at FVTPL
Convertible preferred stocks	$-	$13,307.2
Forward exchange contracts	947.5	701.2
Convertible bonds	122.9	223.4
Mutual funds	-	110.3

	$1,070.4	$14,342.1

Current	$1,070.4	$924.6
Noncurrent	-	13,417.5

	$1,070.4	$14,342.1

Financial liabilities

Held for trading
Forward exchange contracts	$116.2	$121.4

The Company entered into forward exchange contracts to manage exposures due to fluctuations of foreign exchange rates. These forward exchange contracts did not meet the criteria for hedge accounting. Therefore, the Company did not apply hedge accounting treatment for these forward exchange contracts.

Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)

December 31, 2022

Sell NT$	January 2023 to March 2023	NT$ 79,610.6
Sell US$	January 2023 to March 2023	US$ 752.5
Sell RMB	January 2023 to March 2023	RMB 1,448.4

December 31, 2023

Sell NT$	January 2024	NT$ 26,251.8
Sell US$	January 2024 to March 2024	US$ 1,112.0
Sell JPY	January 2024	JPY 20,000.0